FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
NOTE 12 - FINANCIAL INSTRUMENTS

A.	Fair value of financial instruments:

A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that impose on one entity a contractual obligation either to deliver cash or receive cash or another financial instrument to or from a second entity. Examples of financial instruments include cash and cash equivalents, short-term interest-bearing bank deposits, held to maturity securities, trade accounts receivable, investments, trade accounts payable, accrued expenses, options and forward contracts.

At December 31, 2012 and 2011 the fair market value of the Company's financial instruments did not materially differ from their respective book value.

B.	Hedging activities:

The Company enters into forward contracts and currency options to hedge its balance sheet exposure as well as certain future cash flows in connection with certain operating expenses and anticipated probable transactions which are expected to be denominated in New Israeli Shekel ("NIS").

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli banks, for which credit risk is considered immaterial. The Company does not hold or issue derivatives for trading purposes.

The notional amounts of the hedging instruments as of December 31, 2012 and December 31, 2011 were $13,284 and $8,905, respectively. The terms of all of these currency derivatives are less than one year.

C.	Derivative Instruments

The fair value of derivative contracts as of December 31, 2011 and December 31, 2010 was as follows:
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 2	2 0 1 1	2 0 1 2	2 0 1 1

Derivatives designated as hedging instruments in cash flow hedge	$449	$-	$-	$402

The following table represents the balance of derivative instruments as of December 31, 2012 and 2011, and their impact on accumulated other comprehensive income ("OCI") for the year ended December 31, 2012:

Balance at December 31,2011	$(402)
Amount of loss recognized in OCI	735
Amount of gain reclassified from OCI to income	116
Balance at December 31,2012	$449

The impact of derivative instrument on total operating expenses in the year ended December 31, 2012, 2011 and 2010 was:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Gain (loss) on derivative instruments	$(116)	$496	$113